INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Inventory [Line Items]
Raw materials	$ 3,047	$ 2,510
Work in process	185	89
Finished goods	2,683	2,643
Total inventory	$ 5,915	$ 5,242